UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RIVERBRIDGE GROWTH FUND
Investor Class (RIVRX)
Institutional Class (RIVBX)

RIVERBRIDGE ECO LEADERS FUND
Investor Class (ECOLX)
Institutional Class (RIVEX)

SEMI-ANNUAL REPORT
May 31, 2015

RIVERBRIDGE FUNDS
 Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
Supplemental Information	22
Expense Examples	24

This report and the financial statements contained herein are provided for the general information of the shareholders of the Riverbridge Funds.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.riverbridge.com

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS – 98.7%
	CONSUMER DISCRETIONARY – 15.2%
2,045	Amazon.com, Inc.*	$877,775
22,900	Burberry Group PLC ADR[1]	593,110
56,335	Gentex Corp.	967,835
23,760	Grand Canyon Education, Inc.*	1,014,790
12,000	Johnson Controls, Inc.	624,240
45,620	LKQ Corp.*	1,303,363
34,205	Starbucks Corp.	1,777,292
		7,158,405

	CONSUMER STAPLES – 3.3%
7,335	United Natural Foods, Inc.*	491,959
6,860	Wal-Mart Stores, Inc.	509,492
13,650	Whole Foods Market, Inc.	562,926
		1,564,377
	FINANCIALS – 1.8%
14,695	PRA Group, Inc.*	834,088

	HEALTH CARE – 21.9%
8,610	athenahealth, Inc.*	1,003,926
36,985	Cepheid, Inc.*	2,040,462
10,285	Chemed Corp.	1,277,294
17,040	ExamWorks Group, Inc.*	696,595
12,665	IPC Healthcare, Inc.*	625,271
17,025	MEDNAX, Inc.*	1,211,839
15,715	Neogen Corp.*	734,519
12,980	Patterson Cos., Inc.	620,963
4,165	Perrigo Co. PLC[1]	792,600
13,830	Roche Holding A.G. ADR[1]	531,902
6,860	UnitedHealth Group, Inc.	824,641
		10,360,012
	INDUSTRIALS – 26.0%
4,530	3M Co.	720,632
4,211	Acuity Brands, Inc.	743,199
18,555	Advisory Board Co.*	942,037
25,105	Beacon Roofing Supply, Inc.*	787,293
20,330	Fastenal Co.	843,898
24,005	Healthcare Services Group, Inc.	725,191
12,125	HEICO Corp.	694,763
8,375	IHS, Inc. - Class A*	1,033,475
11,205	Proto Labs, Inc.*	775,162
34,930	Ritchie Bros Auctioneers, Inc.[1]	987,122
36,375	Rollins, Inc.	902,827
5,635	Roper Technologies, Inc.	985,900

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (continued)
9,606	Stericycle, Inc.*	$1,318,904
11,020	Verisk Analytics, Inc. - Class A*	799,832
		12,260,235
	INFORMATION TECHNOLOGY – 26.5%
8,450	ANSYS, Inc.*	752,050
24,470	Cisco Systems, Inc.	717,216
5,815	CoStar Group, Inc.*	1,214,812
10,675	Cree, Inc.*	323,239
24,220	Dealertrack Technologies, Inc.*	1,009,974
17,000	Fiserv, Inc.*	1,362,550
727	Google, Inc. - Class A*	396,447
739	Google, Inc. - Class C*	393,229
33,860	Linear Technology Corp.	1,620,201
30,055	Microsoft Corp.	1,408,377
31,720	National Instruments Corp.	948,745
10,385	QUALCOMM, Inc.	723,627
6,786	Ultimate Software Group, Inc.*	1,097,907
6,490	VMware, Inc. - Class A*	566,707
		12,535,081
	MATERIALS – 4.0%
10,827	Ecolab, Inc.	1,241,316
5,400	Praxair, Inc.	663,444
		1,904,760
	TOTAL COMMON STOCKS (Cost $38,224,978)	46,616,958

	SHORT-TERM INVESTMENTS – 1.6%
746,346	Fidelity Institutional Money Market Fund, 0.10%[2]	746,346
	TOTAL SHORT-TERM INVESTMENTS (Cost $746,346)	746,346

	TOTAL INVESTMENTS – 100.3% (Cost $38,971,324)	47,363,304
	Liabilities less other assets (0.3)%	(142,457)
	TOTAL NET ASSETS – 100.0%	$47,220,847

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
SUMMARY OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Percent of Total
Security Type/Industry	Net Assets
Common Stocks
Information Technology	26.5%
Industrials	26.0%
Health Care	21.9%
Consumer Discretionary	15.2%
Materials	4.0%
Consumer Staples	3.3%
Financials	1.8%
Total Common Stocks	98.7%
Short-Term Investments	1.6%
Total Investments	100.3%
Liabilities less other assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS – 98.9%
	CONSUMER DISCRETIONARY – 12.9%
65	Amazon.com, Inc.*	$27,900
470	Dorman Products, Inc.*	21,930
480	Grand Canyon Education, Inc.*	20,501
390	Johnson Controls, Inc.	20,288
1,940	LKQ Corp.*	55,426
1,065	Starbucks Corp.	55,337
		201,382
	CONSUMER STAPLES – 3.2%
290	United Natural Foods, Inc.*	19,450
760	Whole Foods Market, Inc.	31,343
		50,793
	FINANCIALS – 1.4%
400	PRA Group, Inc.*	22,704

	HEALTH CARE – 21.9%
300	athenahealth, Inc.*	34,980
1,285	Cepheid, Inc.*	70,893
235	Chemed Corp.	29,185
570	ExamWorks Group, Inc.*	23,302
570	IPC Healthcare, Inc.*	28,141
585	MEDNAX, Inc.*	41,640
535	Neogen Corp.*	25,006
140	Perrigo Co. PLC[1]	26,642
580	Roche Holding A.G. ADR[1]	22,307
335	UnitedHealth Group, Inc.	40,270
		342,366
	INDUSTRIALS – 25.0%
141	Acuity Brands, Inc.	24,885
770	Advisory Board Co.*	39,093
880	Beacon Roofing Supply, Inc.*	27,597
515	Fastenal Co.	21,378
410	HEICO Corp.	23,493
380	IHS, Inc. - Class A*	46,892
305	Middleby Corp.*	33,153
585	Proto Labs, Inc.*	40,470
1,290	Ritchie Bros Auctioneers, Inc.[1]	36,455
185	Roper Technologies, Inc.	32,368
277	Stericycle, Inc.*	38,032
375	Verisk Analytics, Inc. - Class A*	27,218
		391,034

Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY – 29.5%
385	ANSYS, Inc.*	$34,265
545	ChannelAdvisor Corp.*	6,109
150	CoStar Group, Inc.*	31,337
740	Cree, Inc.*	22,407
710	Dealertrack Technologies, Inc.*	29,607
520	Fiserv, Inc.*	41,678
40	Google, Inc. - Class A*	21,813
975	Linear Technology Corp.	46,654
345	MAXIMUS, Inc.	22,553
995	Microsoft Corp.	46,626
1,065	National Instruments Corp.	31,854
530	Power Integrations, Inc.	26,903
505	QUALCOMM, Inc.	35,188
905	SciQuest, Inc.*	13,810
250	Stratasys Ltd.*[1]	8,890
255	Ultimate Software Group, Inc.*	41,256
		460,950
	MATERIALS – 5.0%
470	Ecolab, Inc.	53,885
195	Praxair, Inc.	23,958
		77,843
	TOTAL COMMON STOCKS (Cost $1,522,018)	1,547,072

	SHORT-TERM INVESTMENTS – 1.9%
29,639	Fidelity Institutional Money Market Fund, 0.10%	29,639
	TOTAL SHORT-TERM INVESTMENTS (Cost $29,639)	29,639

	TOTAL INVESTMENTS – 100.8% (Cost $1,551,657)	1,576,711
	Liabilities less other assets – (0.8)%	(12,048)
	TOTAL NET ASSETS – 100.0%	$1,564,663

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund
SUMMARY OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Percent of Total
Security Type/Industry	Net Assets
Common Stocks
Information Technology	29.5%
Industrials	25.0%
Health Care	21.9%
Consumer Discretionary	12.9%
Materials	5.0%
Consumer Staples	3.2%
Financials	1.4%
Total Common Stocks	98.9%
Short-Term Investments	1.9%
Total Investments	100.8%
Liabilities less other assets	(0.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Riverbridge Funds
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2015 (Unaudited)

	Growth	Eco Leaders
Assets:	Fund	Fund
Investments, at value (cost $38,971,324 and $1,551,657, respectively)	$47,363,304	$1,576,711
Receivables:
Fund shares sold	3,199	-
Dividends and interest	37,509	800
Prepaid expenses	20,800	22,335
Prepaid offering costs	-	15,076
Total assets	47,424,812	1,614,922

Liabilities:
Payables:
Fund shares redeemed	116,807	-
Shareholder servicing fees (Note 8)	8,407	623
Distribution fees (Note 7)	1,166	40
Advisory fees	13,549	-
Fund accounting fees	14,503	6,087
Fund administration fees	12,377	6,113
Transfer agent fees and expenses	12,066	15,741
Auditing fees	8,586	7,573
Custody fees	4,925	1,417
Legal fees	3,027	8,218
Chief Compliance Officer fees	1,960	982
Trustees’ fees and expenses	943	1,049
Offering costs - Advisor	-	714
Accrued other expenses	5,649	1,702
Total liabilities	203,965	50,259
Net Assets	$47,220,847	$1,564,663

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$38,485,744	$1,539,295
Accumulated net investment loss	(30,272)	(2,918)
Accumulated net realized gain on investments	373,395	3,232
Net unrealized appreciation on investments	8,391,980	25,054
Net Assets	$47,220,847	$1,564,663

Investor Class:
Net assets applicable to shares outstanding	$5,485,599	$191,653
Shares of beneficial interest issued and outstanding	385,256	18,864
Net asset value, offering and redemption price per share	$14.24	$10.16

Institutional Class:
Net assets applicable to shares outstanding	$41,735,248	$1,373,010
Shares of beneficial interest issued and outstanding	2,913,557	135,000
Net asset value, offering and redemption price per share	$14.32	$10.17

See accompanying Notes to Financial Statements.

Riverbridge Funds
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2015 (Unaudited)

	Growth	Eco Leaders
Investment Income:	Fund	Fund*
Dividends (net of foreign withholding taxes of $3,471 and $140, respectively)	$207,180	$4,501
Interest	453	28
Total investment income	207,633	4,529

Expenses:
Advisory fees	172,383	5,694
Fund administration fees	35,796	19,794
Fund accounting fees	31,814	15,237
Transfer agent fees and expenses	28,961	23,629
Registration fees	17,842	14,164
Custody fees	11,894	3,288
Shareholder servicing fees (Note 8)	11,492	624
Auditing fees	8,581	7,573
Distribution fees (Note 7)	8,096	171
Shareholder reporting fees	7,141	2,604
Miscellaneous	5,984	2,910
Chief Compliance Officer fees	5,709	2,568
Legal fees	5,386	8,218
Trustees’ fees and expenses	2,743	2,322
Insurance fees	699	493
Offering costs	-	11,225

Total expenses	354,521	120,514
Advisory fees waived	(116,616)	(5,694)
Other expenses absorbed	-	(107,373)
Net expenses	237,905	7,447
Net investment loss	(30,272)	(2,918)

Realized and Unrealized Gain from Investments:
Net realized gain on investments	408,551	3,232
Net change in unrealized appreciation/depreciation on investments	1,525,019	25,054
Net realized and unrealized gain on investments	1,933,570	28,286

Net Increase in Net Assets from Operations	$1,903,298	$25,368

*	The fund commenced operations December 31, 2014.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014

Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(30,272)	$(52,011)
Net realized gain on investments	408,551	1,054,150
Net change in unrealized appreciation/depreciation on investments	1,525,019	808,646
Net increase in net assets resulting from operations	1,903,298	1,810,785

Distributions to Shareholders:
From net realized gain
Investor class	(190,834)	(30,905)
Institutional class	(845,982)	(124,176)
Total distributions to shareholders	(1,036,816)	(155,081)

Capital Transactions:
Net proceeds from shares sold:
Investor class	560,877	4,510,731
Institutional class	6,907,453	17,828,817
Reinvestment of distributions:
Investor class	183,430	30,357
Institutional class	694,776	97,521
Cost of shares redeemed:
Investor class[1]	(4,207,144)	(2,180,288)
Institutional class[2]	(4,264,739)	(7,053,427)
Net increase (decrease) in net assets from capital transactions	(125,347)	13,233,711

Total increase in net assets	741,135	14,889,415

Net Assets:
Beginning of period	46,479,712	31,590,297
End of period	$47,220,847	$46,479,712

Accumulated net investment income (loss)	$(30,272)	$-

Capital Share Transactions:
Shares sold:
Investor class	40,790	334,702
Institutional class	494,342	1,319,897
Shares reinvested:
Investor class	13,617	2,260
Institutional class	51,313	7,245
Shares redeemed:
Investor class	(310,512)	(161,903)
Institutional class	(304,673)	(524,878)
Net increase (decrease) from capital share transactions	(15,123)	977,323

[1]	Net of redemption fee proceeds of $282 and $957, respectively.
[2]	Net of redemption fee proceeds of $1,295 and $2,421, respectively.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
December 31, 2014*
through May 31, 2015
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(2,918)
Net realized gain on investments	3,232
Net change in unrealized appreciation/depreciation on investments	25,054
Net increase in net assets resulting from operations	25,368

Capital Transactions:
Net proceeds from shares sold:
Investor class	191,817
Institutional class	1,350,000
Cost of shares redeemed:
Investor class	(2,522)
Net increase in net assets from capital transactions	1,539,295

Total increase in net assets	1,564,663

Net Assets:
Beginning of period	-
End of period	$1,564,663

Accumulated net investment income (loss)	$(2,918)

Capital Share Transactions:
Shares sold:
Investor class	19,111
Institutional class	135,000
Shares redeemed:
Investor class	(247)
Net increase from capital share transactions	153,864

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2015 (Unaudited)		For the Year Ended November 30, 2014		For the Period December 31, 2012* through November 30, 2013
Net asset value, beginning of period	$13.97		$13.50		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)		(0.04)		(0.04)
Net realized and unrealized gain on investments	0.60		0.58		3.53
Total from investment operations	0.58		0.54		3.49

Less Distributions:
From net realized gain	(0.31)		(0.07)		-
Total distributions	(0.31)		(0.07)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	0.01

Net asset value, end of period	$14.24		$13.97		$13.50

Total return[3]	4.29%	[4]	3.99%		35.00%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$5,486		$8,962		$6,293

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.76%	[5]	1.72%		2.25%	[5]
After fees waived and expenses absorbed	1.25%	[5]	1.25%		1.25%	[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.85)%	[5]	(0.79)%		(1.37)%	[5]
After fees waived and expenses absorbed	(0.34)%	[5]	(0.32)%		(0.37)%	[5]

Portfolio turnover rate	17%	[4]	22%		9%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

Riverbridge Growth Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2015 (Unaudited)		For the Year Ended November 30, 2014		For the Period December 31, 2012* through November 30, 2013
Net asset value, beginning of period	$14.04		$13.53		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)		(0.01)		(0.01)
Net realized and unrealized gain on investments	0.60		0.59		3.54
Total from investment operations	0.59		0.58		3.53

Less Distributions:
From net realized gain	(0.31)		(0.07)		-
Total distributions	(0.31)		(0.07)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$14.32		$14.04		$13.53

Total return[3]	4.34%	[4]	4.28%		35.30%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$41,735		$37,518		$25,297

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.51%	[5]	1.47%		2.00%	[5]
After fees waived and expenses absorbed	1.00%	[5]	1.00%		1.00%	[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.60)%	[5]	(0.54)%		(1.12)%	[5]
After fees waived and expenses absorbed	(0.09)%	[5]	(0.07)%		(0.12)%	[5]

Portfolio turnover rate	17%	[4]	22%		9%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

Riverbridge Eco Leaders Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period December 31, 2014* through May 31, 2015 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.03)
Net realized and unrealized gain on investments	0.19
Total from investment operations	0.16

Net asset value, end of period	$10.16

Total return[3]	1.60%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$192

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	19.27%	[5]
After fees waived and expenses absorbed	1.40%	[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(18.55)%	[5]
After fees waived and expenses absorbed	(0.68)%	[5]
Portfolio turnover rate	5%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

Riverbridge Eco Leaders Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period December 31, 2014* through May 31, 2015 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)
Net realized and unrealized gain on investments	0.19
Total from investment operations	0.17

Net asset value, end of period	$10.17

Total return[3]	1.70%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$1,373

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	19.02%	[5]
After fees waived and expenses absorbed	1.15%	[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(18.30)%	[5]
After fees waived and expenses absorbed	(0.43)%	[5]
Portfolio turnover rate	5%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

Riverbridge Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited)

Note 1 – Organization
Riverbridge Growth Fund (the ‘‘Growth Fund’’), and Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Growth Fund seeks to achieve long-term capital appreciation.  The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The Eco Leaders Fund seeks to achieve long-term capital appreciation.  The Fund commenced investment operations on December 31, 2014, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Riverbridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld.   The Funds record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Eco Leaders Fund incurred offering costs of approximately $26,300, which are amortized over a one‐year period from December 31, 2014 (commencement of operations).

(c) Federal Income Taxes
The Funds intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the periods ended May 31, 2015, the Funds did not have a liability for any unrecognized tax benefits.  The Funds has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Riverbridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Riverbridge Partners, LLC (the “Advisor”).  Under the terms of the Agreement, the Growth Fund and the Eco Leaders Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 0.75% and 0.90%, respectively, of the Funds’ average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Growth Fund’s Investor Class and Institutional Class shares, respectively. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.15% of the average daily net assets of the Eco Leaders Fund’s Investor Class and Institutional Class shares, respectively. This agreement is effective until March 31, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the periods ended May 31, 2015, the Advisor waived its advisory fees and absorbed other expenses totaling $116,616 and $113,067 for the Growth Fund and Eco Leaders Fund, respectively.  The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At May 31, 2015, the amount of these potentially recoverable expenses was $513,444 and $113,067 for the Growth Fund and Eco Leaders Fund, respectively.  The Advisor may recapture all or a portion of this amount no later than November 30, of the years stated below:

	Growth Fund	Eco Leaders Fund
2016	$193,077	$-
2017	203,751	-
2018	116,616	113,067

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds does not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the periods ended May 31, 2015, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  Prior to October 2014, Cipperman & Co. provided CCO services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2015, are reported on the Statement of Operations.

Riverbridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Note 4 – Federal Income Taxes
At May 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Growth Fund	Eco Leaders Fund
Cost of investments	$39,007,091	$1,551,657

Gross unrealized appreciation	$9,200,955	$83,774
Gross unrealized depreciation	(844,742)	(58,720)

Net unrealized appreciation on investments	$8,356,213	$25,054

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2014, the components of accumulated earnings/deficit on a tax basis were as follows:

Growth Fund
Undistributed ordinary income	$110,296
Undistributed long-term capital gains	927,131
Tax accumulated earnings	1,037,427

Accumulated capital and other losses	-
Net unrealized appreciation on investments	6,831,194
Total accumulated earnings	$7,868,621

The tax character of the distributions paid during the fiscal year ended November 30, 2014 and November 30, 2013, were as follows:

	Growth Fund
Distributions paid from:	2014	2013
Ordinary Income	$155,081	$-
Net long-term capital gains	-	-
Total taxable distributions	155,081

Total distributions paid	$155,081	$-

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the periods ended May 31, 2015, the Growth Fund and Eco Leaders Fund received $1,577 and $0, respectively, in redemption fees.

Riverbridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Note 6 – Investment Transactions
For the periods ended May 31, 2015 the Growth fund and the Eco Leaders Fund, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Growth Fund	$8,147,674	$7,537,415
Eco Leaders Fund	1,595,364	76,578

Note 7 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class. Institutional Class does not pay any distribution fees.

For the periods ended May 31, 2015 for the Growth Fund and Eco Leaders Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the periods ended May 31, 2015 for the Growth Fund and Eco Leaders Fund, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, each Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Riverbridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2015, in valuing the Funds’ assets carried at fair value:

Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$46,616,958	$-	$-	$46,616,958
Short-Term Investments	746,346	-	-	746,346
Total Investments	$47,363,304	$-	$-	$47,363,304

Eco Leaders Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$1,547,072	$-	$-	$1,547,072
Short-Term Investments	29,639	-	-	29,639
Total Investments	$1,576,711	$-	$-	$1,576,711

*	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
**	The Funds did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at periods end for the Funds.

Riverbridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Note 11 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

Note 12 – Events Subsequent to the Fiscal Periods End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no other events or transactions that occurred during these periods that materially impacted the amounts or disclosures in the Funds’ financial statements.

Riverbridge Eco Leaders Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At in-person meetings held on August 21, 2014, and September 23-24, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Riverbridge Partners, LLC (the “Investment Advisor”) with respect to the Riverbridge Eco Leaders Fund series of the Trust (the “Fund”) for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meetings, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing composite performance information of accounts managed by the Investment Advisor using its Riverbridge Eco Leaders strategy (the “Composite”) with returns of the Russell Mid Cap Growth Index and a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from its Mid High Growth fund universe (the “Performance Universe”) for the one-, three-, five- and ten-year periods ended June 30, 2014; reports comparing the investment advisory fees and estimated total expenses of the Fund to those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Mid-Cap Growth fund universe (the “Expense Universe”); and information about the Investment Advisor’s policies and procedures, including its compliance manual and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board noted that the Fund had not yet commenced operations and considered information included in the meeting materials regarding the performance of the Composite.  The Board observed that the materials they reviewed indicated as follows:

•
The total return of the Composite for the one-year period were below the returns of the Russell Mid Cap Growth Index by 7.77%, the Peer Group median by 6.26%, and the Performance Universe median by 5.60%.

•	For the three-year period, the Composite returns were above the returns of the Index and the Performance Universe median, but below the Performance Peer Group median by 1.13%.
•	For the five-year period, the returns of the Composite were above the medians of the Performance Universe and the Performance Peer Group, but slightly below the returns of the Index (by 0.18%).
•	For the ten-year period, the Composite returns were above the Index returns and the Performance Peer Group median, but below the Performance Universe median by 0.64%.

Riverbridge Eco Leaders Fund
SUPPLEMENTAL INFORMATION (Unaudited)

In reviewing the Composite’s performance the Trustees considered that although the Composite had underperformed for the one-year period, the longer-term performance of the Composite, which was more meaningful, was favorable.

The Board also considered the overall quality of services to be provided by the Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, they expected the nature, overall quality, and extent of the management and oversight services to be provided by the Investment Advisor to the Fund would be satisfactory.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and estimated total expenses of the Fund.  With respect to the Fund’s advisory fees, the Board noted that the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) would be above the Expense Peer Group and Expense Universe medians by 0.15%.  The Board noted, however, that the Investment Advisor had agreed to waive its fees and/or reimburse the Fund’s expenses to the extent necessary to limit the Fund’s annual total expenses to 1.15% of its average daily net assets and that once the Fund commenced operations, the Investment Advisor was likely to receive less than the Fund’s gross advisory fee of 0.90%.  The Board also considered that the Fund’s advisory fee was in the range of fees charged by the Investment Advisor for institutional separate accounts it managed using the same investment strategies as those it would use to manage the Fund.

In considering the Fund’s estimated total expenses, the Board observed that the total estimated expenses (net of fee waivers) were 0.24% higher than the median expenses for the Expense Peer Group and 0.16% higher than the median expenses for the Expense Universe.  The Board considered, however, that the Fund had not yet commenced operations, and the average asset sizes of funds in the Expense Peer Group and Expense Universe were $197 million and $563 million, respectively.  The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services the Investment Advisor was expected to provide to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s estimated costs and profits with respect to the Fund, noting that the Investment Advisor did not believe that it would have realized any profit with respect to the Fund for the year ended June 30, 2014. The Board also considered potential benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund (other than investment advisory fees), including research services made available to it by broker-dealers that provide execution services to the Fund, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the estimated asset level of the Fund during its first year of operations was not likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Riverbridge Funds
EXPENSE EXAMPLES
For the Periods Ended May 31, 2015 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Investor Class only), and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015 for the Growth Fund.

For the Eco Leaders Fund, the Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2014 (commencement of operations) to May 31, 2015. The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.

Actual Expenses
The information in the rows titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the rows titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Riverbridge Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Investor Class	12/1/14	5/31/15	12/1/14 – 5/31/15*
Actual Performance	$1,000.00	$1,042.90	$6.36
Hypothetical (5% annual return before expenses)	1,000.00	1,018.70	6.29

Institutional Class	12/1/14	5/31/15	12/1/14 – 5/31/15*
Actual Performance	$1,000.00	$1,043.40	$5.09
Hypothetical (5% annual return before expenses)	1,000.00	1,019.94	5.04

Riverbridge Funds
EXPENSE EXAMPLES – Continued
For the Periods Ended May 31, 2015 (Unaudited)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.00% Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Riverbridge Eco Leaders Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Investor Class	12/31/14*	5/31/15	12/31/14* – 5/31/15
Actual Performance**	$1,000.00	$1,016.00	$5.87
	12/1/14	5/31/15	12/1/14 – 5/31/15*
Hypothetical (5% annual return before expenses)^	1,000.00	1,017.95	7.04

Institutional Class	12/31/14*	5/31/15	12/31/14* – 5/31/15
Actual Performance**	$1,000.00	$1,017.00	$4.83
	12/1/14	5/31/15	12/1/14 – 5/31/15*
Hypothetical (5% annual return before expenses)^	1,000.00	1,019.20	5.79

*	Commencement of operations
**
Expenses are equal to the Fund’s annualized expense ratio of 1.40% and 1.15% Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 152/365 (to reflect the period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 1.40% and 1.15% Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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RIVERBRIDGE FUNDS
 Each a series of Investment Managers Series Trust

Investment Advisor
Riverbridge Partners, LLC
 1200 IDS Center
80 South Eighth Street
Minneapolis, Minnesota 55402

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
 Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
 Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
 Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Riverbridge Growth Fund - Investor Class	RIVRX	46141P 305
Riverbridge Growth Fund - Institutional Class	RIVBX	46141P 404
Riverbridge Eco Leaders Fund – Investor Class	ECOLX	46141P 602
Riverbridge Eco Leaders Fund – Institutional Class	RIVEX	46141P 701

Privacy Principles of the Riverbridge Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Riverbridge Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 447-4470  or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 447-4470 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Riverbridge Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 447-4470

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/7/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/7/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/7/2015